Financial Instruments	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments [Text Block]

11. Financial Instruments

Fair value of financial instruments

The Company applied the following fair value hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•
Level 2 - inputs to valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company's financial instruments are cash and cash equivalent, other receivables, due from related parties, due to related parties and accounts payable and accrued liabilities. All these financial instruments are carried on the consolidated statements of financial position at amortized cost. The fair values of these financial instruments approximate their carrying value due to their short-term nature.

The Company's financial instruments are exposed to certain financial risks, including liquidity risk, credit risk and interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will not meet its financial obligations as they become due. The Company's approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at April 30, 2022, the Company had a cash and cash equivalent balance of $30,482,269 to settle accounts payable and accrued liabilities of $10,127,266. All of the Company's financial liabilities have contractual maturities of less than 30 days and are subject to normal trade terms.

Historically, the Company's sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company's access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

Market risk

Market risk is the risk that changes in market prices will affect the Company's earnings or the value of its financial instruments. Market risk is comprised of commodity price risk and interest rate risk. The objective of market risk management is to manage and control exposures within acceptable limits, while maximizing returns. The Company is not exposed to significant market risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate because of changes in market interest rates. An immaterial amount of interest rate exposure exists in respect of cash balances on the statement of financial position. As a result, the Company is not exposed to material cash flow interest rate risk on its cash balances.

Foreign currency risk

Foreign currency risk is the risk that a variation in exchange rates between the Canadian dollar, United States dollar, and Mexican Peso will affect the Company's operations and financial results. The Company and its subsidiaries do not hold significant monetary assets or liabilities in currencies other than their functional currency and as a result, the Company is not exposed to significant currency risk.

The Company measures the effect on total assets or total receipts of reasonably foreseen changes in interest rates and foreign exchange rates. The analysis is used to determine if these risks are material to the financial position of the Company. On the basis of current market conditions, the Company has determined that a 1% change in interest rates or a 10% change in foreign exchange rates would be immaterial. Actual financial results for the coming year will vary since the balances of financial assets are expected to decline as funds are used for Company expenses.

Price risk

This risk relates to fluctuations in commodity and equity prices. The Company closely monitors commodity prices of precious and base metals, individual equity movements, and the stock market to determine the appropriate course of action to be taken by the Company. Fluctuations in pricing may be significant.

Credit risk

Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Company. The Company is exposed to credit-related losses in the event of non-performance by the counterparties. The carrying amounts of financial assets best represent the maximum credit risk exposure at the reporting date. Cash and cash equivalent are held with reputable banks in Canada. The long-term credit rating of these banks, as determined by Standard and Poor's, was A+. As at April 30, 2022, the cash on deposit at these institutions was in excess of federally insured limits. However, management believes credit risk is low given the good credit ratings of the banks.